Guarantor and Non-Guarantor Supplemental Financial Information - Cash Flows (Detail) - USD ($) $ in Thousands			1 Months Ended		6 Months Ended
	Aug. 01, 2016	Apr. 29, 2016	Aug. 31, 2016	Apr. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net cash provided by (used in) operating activities					$ (133,261)	$ (171,573)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment					0	(1,791)
Capital expenditures					(11,435)	(4,526)
Investment in subsidiary					0	0
Proceeds from the sale of capital assets					319	1,925
Acquisition of intangible assets					(743)	(505)
Acquisition of other assets					(143)	0
Net cash used in investing activities					(12,002)	(4,897)
Cash flows from financing activities:
Proceeds from notes payable					324,750	500,000
Repayment of notes payable					(300,000)	(235,535)
Borrowings from revolving credit facility					113,000	57,000
Repayments on revolving credit facility					(13,000)	(77,000)
Intercompany receivable					0	0
Intercompany payable					0	0
Repayments of capital lease obligations					(4,712)	(3,956)
Payments of other long-term obligations					(1,164)	0
Financing costs					(9,460)	(8,274)
Deferred financing costs					(6,191)	(6,277)
Net cash provided by (used in) financing activities					103,223	295,758
Effect of exchange rate changes on cash					(10)	(441)
Net increase (decrease) in cash and cash equivalents					(42,050)	118,847
Cash and cash equivalents:
Beginning of period					43,520	2,559
End of period					1,470	121,406
Proceeds from capital contribution	$ 30,600	$ 69,800	$ 30,600	$ 69,800	0	69,800
Eliminations
Cash flows from operating activities:
Net cash provided by (used in) operating activities					0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment						0
Capital expenditures					0	0
Investment in subsidiary					129,560	256,804
Proceeds from the sale of capital assets					0	0
Acquisition of intangible assets					0	0
Acquisition of other assets					0
Net cash used in investing activities					129,560	256,804
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayment of notes payable					0	0
Borrowings from revolving credit facility					0	0
Repayments on revolving credit facility					0	0
Intercompany receivable					(3,189)	(6,621)
Intercompany payable					(126,371)	(180,383)
Repayments of capital lease obligations					0	0
Payments of other long-term obligations					0
Financing costs					0	0
Deferred financing costs					0	0
Net cash provided by (used in) financing activities					(129,560)	(256,804)
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents					0	0
Cash and cash equivalents:
Beginning of period					0	0
End of period					0	0
Proceeds from capital contribution						(69,800)
Parent | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities					0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment						0
Capital expenditures					0	0
Investment in subsidiary					0	(69,800)
Proceeds from the sale of capital assets					0	0
Acquisition of intangible assets					0	0
Acquisition of other assets					0
Net cash used in investing activities					0	(69,800)
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayment of notes payable					0	0
Borrowings from revolving credit facility					0	0
Repayments on revolving credit facility					0	0
Intercompany receivable					0	0
Intercompany payable					0	0
Repayments of capital lease obligations					0	0
Payments of other long-term obligations					0
Financing costs					0	0
Deferred financing costs					0	0
Net cash provided by (used in) financing activities					0	69,800
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents					0	0
Cash and cash equivalents:
Beginning of period					0	0
End of period					0	0
Proceeds from capital contribution						69,800
APX Group, Inc. | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities					0	0
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment						0
Capital expenditures					0	0
Investment in subsidiary					(129,560)	(187,004)
Proceeds from the sale of capital assets					0	0
Acquisition of intangible assets					0	0
Acquisition of other assets					0
Net cash used in investing activities					(129,560)	(187,004)
Cash flows from financing activities:
Proceeds from notes payable					324,750	500,000
Repayment of notes payable					(300,000)	(235,535)
Borrowings from revolving credit facility					113,000	57,000
Repayments on revolving credit facility					(13,000)	(77,000)
Intercompany receivable					0	0
Intercompany payable					0	0
Repayments of capital lease obligations					0	0
Payments of other long-term obligations					0
Financing costs					(9,460)	(8,274)
Deferred financing costs					(6,191)	(6,277)
Net cash provided by (used in) financing activities					109,099	299,714
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents					(20,461)	112,710
Cash and cash equivalents:
Beginning of period					24,680	2,299
End of period					4,219	115,009
Proceeds from capital contribution						69,800
Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities					(136,796)	(176,661)
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment						(1,791)
Capital expenditures					(11,435)	(4,526)
Investment in subsidiary					0	0
Proceeds from the sale of capital assets					319	1,925
Acquisition of intangible assets					(743)	(505)
Acquisition of other assets					(143)
Net cash used in investing activities					(12,002)	(4,897)
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayment of notes payable					0	0
Borrowings from revolving credit facility					0	0
Repayments on revolving credit facility					0	0
Intercompany receivable					3,189	6,621
Intercompany payable					129,560	187,004
Repayments of capital lease obligations					(4,549)	(3,955)
Payments of other long-term obligations					(1,164)
Financing costs					0	0
Deferred financing costs					0	0
Net cash provided by (used in) financing activities					127,036	189,670
Effect of exchange rate changes on cash					0	0
Net increase (decrease) in cash and cash equivalents					(21,762)	8,112
Cash and cash equivalents:
Beginning of period					18,186	(1,941)
End of period					(3,576)	6,171
Proceeds from capital contribution						0
Non-Guarantor Subsidiaries | Reportable Legal Entities
Cash flows from operating activities:
Net cash provided by (used in) operating activities					3,535	5,088
Cash flows from investing activities:
Subscriber acquisition costs – company owned equipment						0
Capital expenditures					0	0
Investment in subsidiary					0	0
Proceeds from the sale of capital assets					0	0
Acquisition of intangible assets					0	0
Acquisition of other assets					0
Net cash used in investing activities					0	0
Cash flows from financing activities:
Proceeds from notes payable					0	0
Repayment of notes payable					0	0
Borrowings from revolving credit facility					0	0
Repayments on revolving credit facility					0	0
Intercompany receivable					0	0
Intercompany payable					(3,189)	(6,621)
Repayments of capital lease obligations					(163)	(1)
Payments of other long-term obligations					0
Financing costs					0	0
Deferred financing costs					0	0
Net cash provided by (used in) financing activities					(3,352)	(6,622)
Effect of exchange rate changes on cash					(10)	(441)
Net increase (decrease) in cash and cash equivalents					173	(1,975)
Cash and cash equivalents:
Beginning of period					654	2,201
End of period					$ 827	226
Proceeds from capital contribution						$ 0